CONSOLIDATED BALANCE SHEETS (AUDITED) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
CURRENT ASSETS:
Cash and cash equivalents	$ 180,523	$ 100,259
Accounts receivable, net of an allowance of $0 and $65 at September 30, 2010 and 2009, respectively	96,463	124,053
Income tax receivable	16,052	8,306
Insurance receivable	0	2,518
Inventories of materials and supplies	52,749	50,136
Deferred tax assets	0	35
Prepaid expenses and deferred costs	14,207	19,297
Total Current Assets	359,994	304,604
NET PROPERTY AND EQUIPMENT	1,343,961	1,184,300
Property Plant And Equipment Total	1,343,961	1,184,300
LONG TERM ASSETS:
Other receivables	15,799	14,331
Deferred costs and other assets	4,686	6,167
TOTAL LONG TERM ASSETS	20,485	20,498
ASSETS	1,724,440	1,509,402
CURRENT LIABILITIES:
Accounts payable	37,192	19,066
Accrued liabilities	25,368	28,960
Income tax payable	26,367	29,067
Deferred credits	4,533	35,825
Total Current Liabilities	93,460	112,918
LONG-TERM DEBT	230,000	275,000
TOTAL LONG-TERM DEBT	230,000	275,000
LONG TERM LIABILITIES:
Deferred income taxes	10,845	6,082
Deferred credits	2,919	2,921
Other	17,082	10,188
TOTAL LONG TERM LIABILTIES	30,846	19,191
COMMITMENTS AND CONTENGENCIES (SEE NOTE 11)
SHAREHOLDERS' EQUITY (NOTE 7):
Preferred stock, no par value; 1,000 shares authorized, none outstanding	0	0
Common stock, $1 par value, 90,000 shares authorized with 64,443 and 64,236 issued and outstanding at September 30, 2010 and 2009, respectively	64,443	64,236
Paid-in capital	133,095	122,457
Retained earnings	1,172,596	915,600
Total Shareholders' Equity	1,370,134	1,102,293
TOTAL SHAREHOLDERS' EQUITY	$ 1,724,440	$ 1,509,402

CONSOLIDATED STATEMENTS OF OPERATIONS (AUDITED) (USD $) In Thousands, except Per Share data	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
REVENUES:
Contract drilling	$ 650,562	$ 586,507	$ 526,604
COSTS AND EXPENSES:
Contract drilling	252,427	221,709	216,395
Depreciation	37,030	35,119	34,783
General and administrative	40,620	31,639	30,975
Other-net	(1,855)	(402)	(155)
COSTS AND EXPENSES, TOTAL	328,222	288,065	281,998
OPERATING INCOME	322,340	298,442	244,606
OTHER INCOME (EXPENSE)
Interest expense, net of capitalized interest	(2,725)	(2,293)	(1,410)
Interest income	364	282	1,579
OTHER INCOME (EXPENSE), TOTAL	(2,361)	(2,011)	169
INCOME BEFORE INCOME TAXES	319,979	296,431	244,775
PROVISION FOR INCOME TAXES	62,983	45,686	29,337
NET INCOME	$ 256,996	$ 250,745	$ 215,438
EARNINGS PER COMMON SHARE (NOTE 2):
Basic (in dollars per share)	$ 3.99	$ 3.91	$ 3.38
Diluted (in dollars per share)	$ 3.95	$ 3.89	$ 3.34
AVERAGE COMMON SHARES OUTSTANDING (NOTE 2):
Basic (in shares)	64,391	64,167	63,756
Diluted (in shares)	65,028	64,493	64,556

CONSOLIDATED BALANCE SHEETS (AUDITED) (PARENTHETICAL) (USD $) In Thousands, except Per Share data	Sep. 30, 2010	Sep. 30, 2009
CURRENT ASSETS:
Allowance	$ 0	$ 65
SHAREHOLDERS' EQUITY (NOTE 7):
Preferred Stock, No Par Value (in dollars per share)	$ 0	$ 0
Preferred Stock, Shares Authorized (in shares)	1,000	1,000
Preferred Stock, Shares Outstanding (in shares)	0	0
Common Stock, Par Value (in dollars per share)	$ 1	$ 1
Common Stock, Shares Authorized (in shares)	90,000	90,000
Common Stock, Shares Issued (in shares)	64,443	64,236
Common Stock, Shares Outstanding (in shares)	64,443	64,236

CONSOLIDATED STATEMENTS OF CASH FLOWS (AUDITED) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
CASH FLOW FROM OPERATING ACTIVITIES:
Net income	$ 256,996	$ 250,745	$ 215,438
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation	37,030	35,119	34,783
Amortization of debt issuance costs	803	717	657
Amortization of deferred items	13,755	(15,902)	(10,305)
Provision for doubtful accounts	(65)	1,002	764
Provision for inventory obsolescence	1,123	680	290
Deferred income tax (benefit) expense	4,798	(4,527)	(3,765)
Share-based compensation expense	9,998	7,664	7,901
Other-net	(1,855)	(402)	(155)
Changes in assets and liabilities:
(Increase) decrease in accounts receivable	26,817	(4,819)	(59,895)
(Increase) decrease in insurance receivable	281	0	0
(Increase) decrease in income tax receivable	(7,746)	(5,014)	(1,422)
(Increase) decrease in inventory	(3,736)	(12,910)	(11,475)
(Increase) decrease in prepaid expenses	(179)	(1,892)	15
(Increase) decrease in deferred costs and other assets	(10,321)	(9,825)	(1,350)
Increase (decrease) in accounts payable	4,735	(11)	5,218
Increase (decrease) in accrued liabilities	(854)	(43)	6,965
Increase (decrease) in income tax payable	(2,700)	13,058	7,349
Increase (decrease) in deferred credits and other liabilities	(21,850)	51,262	887
Increase (decrease) in operating capital	49,404	54,157	(23,538)
Net Cash Provided by Operating Activities	306,400	304,902	191,900
CASH FLOW FROM INVESTING ACTIVITIES:
Capital expenditures	(187,094)	(430,470)	(328,246)
Collection of insurance receivable	3,607	1,822	0
Proceeds from sale of assets	1,504	330	378
Net Cash Used by Investing Activities	(181,983)	(428,318)	(327,868)
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from debt	0	155,000	170,000
Principal payments on debt	(45,000)	(50,000)	(18,000)
Debt issuance costs paid	0	(2,611)	(1,336)
Proceeds from exercise of stock options	847	194	6,035
Net Cash Provided (Used) by Financing Activities	(44,153)	102,583	156,699
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	80,264	(20,833)	20,731
CASH AND CASH EQUIVALENTS, at beginning of period	100,259	121,092	100,259
CASH AND CASH EQUIVALENTS, at end of period	180,523	100,259	121,092
Supplemental disclosure of cash flow information:
Cash paid during the year for domestic and foreign income taxes	65,024	40,713	27,421
Cash paid during the year for interest, net of amounts capitalized	1,656	2,144	1,342
Non-cash activities
Increase (decrease) in insurance receivable related to reduction in value of spare capital equipment and inventory	0	2,518	0
Increase in accounts payable and accrued liabilities related to capital expenditures	$ 10,616	$ 7,579	$ 746

CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (AUDITED) (USD $) In Thousands	Common Stock	Paid-in Capital	Retained Earnings	Total
Beginning Balance at Sep. 30, 2007	$ 63,350	$ 101,549	$ 450,956	$ 615,855
Beginning Balance (in shares) at Sep. 30, 2007	63,350
FIN 48 adoption	0	0	(1,539)	(1,539)
Net income	0	0	215,438	215,438
Exercise of employee stock options	681	5,354	0	6,035
Exercise of employee stock options (in shares)	681
Stock option and restricted stock award compensation expense	0	7,901	0	7,901
Ending Balance (in shares) at Sep. 30, 2008	64,031
Ending Balance at Sep. 30, 2008	64,031	114,804	664,855	843,690
Net income	0	0	250,745	250,745
Restricted stock awards	185	(185)	0	0
Restricted stock awards (in shares)	185
Exercise of employee stock options	20	174	0	194
Exercise of employee stock options (in shares)	20
Stock option and restricted stock award compensation expense	0	7,664	0	7,664
Ending Balance (in shares) at Sep. 30, 2009	64,236
Ending Balance at Sep. 30, 2009	64,236	122,457	915,600	1,102,293
Net income	0	0	256,996	256,996
Restricted stock awards	145	(145)	0	0
Restricted stock awards (in shares)	145
Exercise of employee stock options	62	785	0	847
Exercise of employee stock options (in shares)	62
Stock option and restricted stock award compensation expense	0	9,998	0	9,998
Ending Balance (in shares) at Sep. 30, 2010	64,443
Ending Balance at Sep. 30, 2010	$ 64,443	$ 133,095	$ 1,172,708	$ 1,370,134

NATURE OF OPERATIONS	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
NATURE OF OPERATIONS
NOTE 1 - NATURE OF OPERATIONS

Atwood Oceanics, Inc., together with its subsidiaries (collectively referred to herein as we, our or the Company except where otherwise stated or the context indicates otherwise), is engaged in offshore drilling and completion of exploratory and developmental oil and gas wells, principally in international locations.  Presently, we own a fleet of nine mobile offshore drilling units.  We are also constructing two ultradeepwater semisubmersible units scheduled for delivery in fiscal years 2011 and 2012 and two jack-up rigs scheduled for delivery in fiscal years 2012 and 2013.  Our current worldwide operations are located in five regions of the world offshore Southeast Asia, offshore Africa, offshore Australia, offshore South America and the Mediterranean Sea.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Consolidation

The consolidated financial statements include the accounts of Atwood Oceanics, Inc. and all of its domestic and foreign subsidiaries.   All significant intercompany accounts and transactions have been eliminated in consolidation.

Cash and cash equivalents

Cash and cash equivalents consist of cash in banks and highly liquid debt instruments, which mature within three months of the date of purchase.

Foreign exchange

The U.S. Dollar is the functional currency for all areas of our operations.  Accordingly, monetary assets and liabilities denominated in foreign currency are converted to U.S. Dollars at the rate of exchange in effect at the end of the fiscal year, items of income and expense are re-measured at average monthly rates, and property and equipment and other nonmonetary amounts are re-measured at historical rates.  Gains and losses on foreign currency transactions and re-measurements are included in contract drilling costs in our consolidated statements of operations.  We recorded foreign exchange losses of  $0.1 million,  $0.5 million and  $0.1 million, during fiscal years 2010,  2009 and 2008, respectively.

Accounts receivable

We record trade accounts receivable at the amount we invoice our customers.  Our portfolio of accounts receivable is comprised of major international corporate entities and government organizations with stable payment experience.  Included within our accounts receivable at September 30, 2010, and 2009 are unbilled receivable balances totaling  $1.0 million and  $4.6 million, respectively, that represent amounts for which contract drilling services have been performed, revenue has been earned based on contractual dayrate provisions and for which collection is deemed probable.  Such unbilled amounts were billed subsequent to their respective fiscal year end.  Historically, our uncollectible accounts receivable have been immaterial, and typically, we do not require collateral for our receivables.  We provide an allowance for uncollectible accounts, as necessary, on a specific identification basis.  We have no allowance for doubtful accounts at September 30, 2010 and a  $0.1 million allowance as of September 30, 2009.

Inventories of material and supplies

Inventories consist of spare parts, material and supplies held for consumption and are stated principally at the lower of average cost or market, net of reserves for excess and obsolete inventory of  $2.0 million and  $1.6 million at September 30, 2010, and 2009, respectively.

Income taxes

We account for income taxes in accordance with ASC 740.  Under ASC 740, deferred income taxes are recorded to reflect the tax consequences on future years of differences between the tax basis of assets and liabilities and their financial reporting amounts at each year-end given the provisions of enacted tax laws in each respective jurisdiction.  Deferred tax assets are reduced by a valuation allowance when, based upon managements estimates, it is more likely than not that a portion of the deferred tax assets will not be realized in a future period.  In addition, we accrue for income tax contingencies, or uncertain tax positions, that we believe are more likely than not exposures.  See Note 7 for further discussion.

Property and equipment

Property and equipment are recorded at cost.  Interest costs related to property under construction are capitalized as a component of construction costs.  Interest capitalized during fiscal years 2010, 2009 and 2008 was  $3.9 million,  $8.8 million and  $2.6 million, respectively.

Once rigs and related equipment are placed in service, they are depreciated on the straight-line method over their estimated useful lives, with depreciation discontinued only during the period when a drilling unit is out of service while undergoing a significant upgrade that extends its useful life.  Our estimated useful lives of our various classifications of assets are as follows:

Years
Drilling vessels and related equipment	5-35
Drill pipe	3
Furniture and other	3-10

Effective July 1, 2010, we extended the remaining depreciable life of the Atwood Southern Cross from one year to five years, based upon completion of a life enhancing upgrade, as the rig is technically capable of working over this revised period.

Effective October 1, 2008, we extended the remaining depreciable life of the Seahawk from one year to five years based upon the length of its then current contract commitment coupled with the fact that rig is technically capable of working over this revised period.

Maintenance, repairs and minor replacements are charged against income as incurred; major replacements and upgrades are capitalized and depreciated over the remaining useful life of the asset, as determined upon completion of the work.  The cost and related accumulated depreciation of assets sold, retired or otherwise disposed are removed from the accounts at the time of disposition, and any resulting gain or loss is reflected in the Consolidated Statements of Operations for the applicable periods.

Impairment of property and equipment

We periodically evaluate our property and equipment to determine that their net carrying value is not in excess of their net realizable value.  These evaluations are performed when we have sustained significant declines in utilization and dayrates, and recovery is not contemplated in the near future.  We consider a number of factors such as estimated future cash flows, appraisals and current market value analysis in determining an assets fair value.  Assets are written down to their fair value if the carrying amount of the asset is not recoverable and exceeds its fair value.  There were no material impairments during the fiscal years ended September 30, 2010, 2009 or 2008.

Deferred drydocking costs

We defer the costs of scheduled drydocking and charge such costs to contract drilling expense over the period to the next scheduled drydocking (normally 30 months).  At September 30, 2010, and 2009, deferred drydocking costs totaling  $1.5 million and  $1.8 million, respectively, were included in Deferred Costs and Other Assets in the accompanying Consolidated Balance Sheets.

Revenue recognition

We account for contract drilling revenue in accordance with the terms of the underlying drilling contract.  These contracts generally provide that revenue is earned and recognized on a daily rate (i.e. dayrate) basis, and dayrates are typically earned for a particular level of service over the life of a contract.  Dayrate contracts can be for a specified period of time or the time required to drill a specified well or number of wells.  Revenues from dayrate drilling operations, which are classified under contract drilling services, are recognized on a per day basis as the work progresses.

Deferred fees and costs

Lump-sum fees received at commencement of the drilling contract as compensation for the cost of relocating drilling rigs from one major operating area to another, equipment and upgrade costs reimbursed by the customer, as well as receipt of advance billings of dayrates are recognized as earned on a straight-line method over the term of the related drilling contract, as are the dayrates associated with such contracts.  However, lump-sum fees received upon termination of a drilling contract are generally recognized as earned during the period termination occurs as termination is usually conditional based on the occurrence of an event as defined in the drilling contract, such as obtaining follow on work to the contract in progress or relocation beyond a certain distance when the contract is completed.  In addition, we defer the mobilization costs relating to moving a drilling rig to a new area and customer requested equipment purchases that will revert to the customer at the end of the applicable drilling contract.  We amortize such costs on a straight-line basis over the life of the applicable drilling contract.   Contract revenues and drilling costs are reported in the Consolidated Statements of Operations at their gross amounts.

At September 30, 2010, and 2009, deferred fees associated with mobilization, related equipment purchases and upgrades, and receipt of advance billings of dayrates totaled  $7.5 million and  $39.1 million, respectively.   At September 30, 2010, and 2009, deferred costs associated with mobilization and related equipment purchases and upgrades totaled  $1.7 million and  $5.6 million, respectively.  Deferred fees and deferred costs are classified as current or long-term deferred credits and deferred costs, respectively, in the accompanying Consolidated Balance Sheets based on the expected term of the applicable drilling contracts.

Share-based compensation

We account for share-based compensation in accordance with ASC 718.  Under ASC 718, share-based compensation cost is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense over the requisite service period (generally the vesting period of the equity grant).  See Note 3 for additional information regarding share-based compensation.

Earnings per common share

Basic and diluted earnings per share, or EPS, have been computed in accordance with ASC 260.  Basic EPS excludes dilution and is computed by dividing net income (loss) by the weighted-average number of common shares outstanding for the period.  Diluted EPS reflects the issuance of additional shares in connection with the assumed exercise of stock options.  In accordance with ASC 718, we have also included the impact of pro forma deferred tax assets in calculating the potential windfall and shortfall tax benefits to determine the amount of diluted shares using the treasury stock method.

The computation of basic and diluted earnings per share under ASC 260 for each of the past three fiscal years is as follows (in thousands, except per share amounts):

			Per Share
	Net Income	Shares	Amount
Fiscal 2010:
Basic earnings per share	$256,996	64,391	$3.99
Effect of dilutive securities
Stock options	-	637	(0.04)
Diluted earnings per share	$256,996	65,028	$3.95
Fiscal 2009:
Basic earnings per share	$250,745	64,167	$3.91
Effect of dilutive securities
Stock options	-	326	(0.02)
Diluted earnings per share	$250,745	64,493	$3.89
Fiscal 2008:
Basic earnings per share	$215,438	63,756	$3.38
Effect of dilutive securities
Stock options	-	800	(0.04)
Diluted earnings per share	$215,438	64,556	$3.34

The calculation of diluted earnings per share for the years ended September 30, 2010,  2009 and 2008 exclude consideration of shares of common stock which may be issued in connection with outstanding stock options of 500,000,  316,000 and 184,000, respectively, because such options were anti-dilutive.  These options could potentially dilute basic EPS in the future.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make extensive use of estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Reclassifications

 Certain reclassifications have been made to the prior period financial statements to conform to the current year presentation.  These reclassifications did not affect the Consolidated Financial Statements reported in prior fiscal years.

SHARE-BASED COMPENSATION	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
SHARE-BASED COMPENSATION
NOTE 3 - SHARE-BASED COMPENSATION

We account for share-based compensation in accordance with ASC 718.  Under ASC 718, share-based compensation cost is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense over the requisite service period (generally the vesting period of the equity grant).

On December 7, 2006, our Board of Directors adopted, and our shareholders subsequently approved on February 8, 2007, the Atwood Oceanics, Inc. 2007 Long-Term Incentive Plan, which, as amended, is referred to herein as the "2007 Plan." The effective date of the 2007 Plan was December 7, 2006, and awards may be made under the 2007 Plan through December 7, 2016. Under our 2007 Plan, up to 4,000,000 shares of common stock may be issued to eligible participants in the form of restricted stock awards or upon exercise of stock options granted pursuant to the 2007 Plan.  We also have two other stock incentive plans approved by our shareholders, the Atwood Oceanics, Inc. Amended and Restated 2001 Stock Incentive Plan (the 2001 Plan) and the Atwood Oceanics, Inc. 1996 Incentive Equity Plan (as amended, the 1996 Plan), under which there are outstanding stock options and restricted stock awards.  However, no additional options or restricted stock have been awarded under the 2001 or 1996 plans since the implementation of the 2007 Plan.  All stock incentive plans currently in effect have been approved by the shareholders of our outstanding common stock.

A summary of share and stock option data for our three stock incentive plans as of September 30, 2010 is as follows:

	2007 Plan	2001 Plan	1996 Plan

Shares available for future awards or grants	2,115,964	-	-
Outstanding stock option grants	764,370	850,900	104,532
Outstanding unvested restricted stock awards	623,510	-	-

Awards of restricted stock and stock options have both been granted under our stock incentive plans as of September 30, 2010.  We deliver newly issued shares of common stock for restricted stock awards upon vesting and upon exercise of stock options.

We recognize compensation expense on grants of share-based compensation awards on a straight-line basis over the required service period for each award. Unrecognized compensation cost, net of estimated forfeitures, related to stock options and restricted stock awards and the relating remaining weighted average service period is as follows (in thousands, except average service periods):

	September 30,
	2010	2009
Unrecognized Compensation Cost
Stock options	$4,471	$3,738
Restricted stock awards	8,714	7,329
Total	$13,185	$11,067

Remaining weighted average service period (Years)	2.2	2.1

Stock Options

Under our stock incentive plans, the exercise price of each stock option must be equal to or greater than the fair market value of one share of our common stock on the date of grant, with all outstanding options having a maximum term of 10 years.  Options vest ratably over a period from the end of the first to the fourth year from the date of grant under the option agreements for the 2007 and 2001 Plans and from the end of the second to the fifth year from the date of grant under the option agreements for the 1996 Plan.  Each option is for the purchase of one share of our common stock.

The total fair value of stock options vested during years ended September 30, 2010, 2009 and 2008 was  $3.0 million,  $2.7 million and  $2.4 million, respectively. The per share weighted average fair value of stock options granted during years ended September 30, 2010, 2009 and 2008 was  $14.69,  $5.75 and  $20.34, respectively. We estimated the fair value of each stock option on the date of grant using the Black-Scholes pricing model and the following assumptions:

	Fiscal 2010	Fiscal 2009	Fiscal 2008
Risk-Free Interest Rate	2.1%	1.5%	3.7%
Expected Volatility	43%	42%	46%
Expected Life (Years)	5.3	5.2	5.3
Dividend Yield	None	None	None

The average risk-free interest rate is based on the five-year United States treasury security rate in effect as of the grant date. We determined expected volatility using a six year historical volatility figure and determined the expected term of the stock options using 10 years of historical data.  The expected dividend yield is based on the expected annual dividend as a percentage of the market value of our common stock as of the grant date.

A summary of stock option activity for year ended September 30, 2010, is as follows:

	Number of Options (000s)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (000s)
Outstanding at October 1, 2009	1,499	$18.03
Granted	355	$35.69
Exercised	(85)	$13.07		$1,892
Forfeited	(49)	$30.10
Outstanding at September 30, 2010	1,720	$21.58	6.0	$15,260
Exercisable at September 30, 2010	1,177	$17.78	4.9	$14,919

Restricted Stock

We have also awarded restricted stock to certain employees and to our non-employee directors.  The awards of restricted stock to employees are subject to a vesting period ranging from three to four years. Awards of restricted stock to non-employee directors prior to Amendment No. 1 to the 2007 Plan, which was approved by our shareholders on February 14, 2008, vested immediately, while awards granted subsequent to the adoption of Amendment No. 1 to the 2007 Plan are subject to a vesting period ranging from one to three years.  All restricted stock awards granted to date are restricted from transfer for at least three or four years from the date of grant, whether vested or unvested.  We value restricted stock awards at fair market value of our common stock on the date of grant.

A summary of restricted stock activity for the year ended September 30, 2010 is as follows:

	Number of Shares (000s)	Weighted Average Fair Value
Unvested at October 1, 2009	558	$31.09
Granted	283	$34.98
Vested	(145)	$25.43
Forfeited	(73)	$30.22
Unvested at September 30, 2010	623	$34.27

PROPERTY AND EQUIPMENT	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
PROPERTY AND EQUIPMENT
NOTE 4 - PROPERTY AND EQUIPMENT

A summary of property and equipment by classification is as follows (in thousands):

	September 30,
	2010	2009
Drilling vessels and related equipment
Cost	$1,733,298	$1,536,904
Accumulated depreciation	(392,808)	(356,907)
Net book value	1,340,490	1,179,997

Drill pipe
Cost	15,468	15,417
Accumulated depreciation	(13,563)	(13,022)
Net book value	1,905	2,395

Furniture and other
Cost	7,115	9,750
Accumulated depreciation	(5,549)	(7,842)
Net book value	1,566	1,908

NET PROPERTY AND EQUIPMENT	$1,343,961	$1,184,300

Warehouse Fire

On October 25, 2008, a fire occurred in a third party warehouse facility in Houston, Texas that we use to store fleetwide spare capital equipment.  In addition, this third party provides international freight forwarding services, and thus, the location was also used as a staging area for equipment shipments to our international fleet.  Although the fire was contained primarily to one area of the facility, we did incur significant damage to our fleet spares and other equipment in-transit.  At the time of the incident we had insurance to cover the cost of replacing and repairing damaged equipment in excess of a  $1,000 deductible.

As of September 30, 2010, our claim has been fully processed and deemed closed by the insurance company.   We have collected all insurance proceeds equal to our  $6.2 million property loss claim and costs incurred to inspect and evaluate damaged equipment.

New Construction Projects

During fiscal year 2008, we entered into construction contracts with Jurong Shipyard Pte. Ltd. to construct two Friede & Goldman ExD Millennium semisubmersible drilling units (the Atwood Osprey, a conventionally moored 6,000 foot water depth unit, and the Atwood Condor, a dynamically positioned 10,000 foot water depth unit).  As of September 30, 2010, we had expended approximately  $480 million and  $296 million in construction costs related to the construction of the Atwood Osprey and the Atwood Condor, respectively.

In October 2010, we entered into turnkey construction agreements with PPL Shipyard PTE LTD to construct two Pacific Class 400 jack-up drilling units. These new rigs will have a rated water depth of 400 feet, accommodations for 150 personnel and significant offline handling features.  The two rigs are scheduled for delivery September 30 and December 31, 2012, respectively.  The total cost, including project management, drilling and handling tools, spares and capitalized interest, of each high specification rig approximates  $190 million.

LONG-TERM DEBT	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
LONG-TERM DEBT
NOTE 5 - LONG-TERM DEBT

A summary of long-term debt is as follows (in thousands):

	September 30,
	2010	2009
2007 credit facility, bearing interest (market adjustable) at approximately 1.1% and 1.9% per annum at September 30, 2010 and September 30, 2009, respectively	$180,000	$200,000
2008 credit facility, bearing interest (market adjustable) at approximately 1.8% and 2.2% per annum at September 30, 2010 and September 30, 2009, respectively	50,000	75,000
	$230,000	$275,000

During October 2007, we entered into a credit agreement with several banks, with Nordea Bank Finland plc, New York Branch, as Administrative Agent for the lenders, as well as Lead Arranger and Book Runner (as amended from time to time, the 2007 Credit Agreement). The 2007 Credit Agreement provides for a secured 5-year  $300 million revolving loan facility with maturity in October 2012, subject to acceleration upon certain specified events of default, including but not limited to: delinquent payments, bankruptcy filings, breaches of representation or covenants, material adverse judgments, guarantees or security documents not in full effect, non-compliance with the Employee Retirement Income Security Act of 1974, defaults under other agreements including existing credit agreements, and a change in control.  In addition, the 2007 Credit Agreement contains a number of limitations on our ability to: incur liens; merge, consolidate or sell assets; pay cash dividends; incur additional indebtedness; make advances, investments or loans; and transact with affiliates.

Loans under this facility bear interest at varying rates ranging from 0.70% to 1.25% over the Eurodollar Rate, depending upon the ratio of outstanding debt to earnings before interest, taxes and depreciation. The 2007 Credit Agreement supports the issuance, when required, of standby letters of credit. The collateral for the 2007 Credit Agreement consists primarily of preferred mortgages on three of our active drilling units (the Atwood Eagle, the Atwood Hunter and the Atwood Beacon). Under the 2007 Credit Agreement, we are required to pay a fee ranging from 0.225% - 0.375% per annum on the unused portion of the credit facility and certain other administrative costs.  As of September 30, 2010, we have approximately  $120 million of funds available to borrow under this credit facility, with standby letters of credit in the aggregate amount of approximately  $0.1 million outstanding.

During November 2008, we entered into a new credit agreement with several banks with Nordea Bank Finland plc, New York Branch as Administrative Agent for the lenders, as well as Lead Arranger and Book Runner (as amended from time to time, the 2008 Credit Agreement).  The 2008 Credit Agreement provides for a secured 5-year  $280 million reducing revolving loan facility with maturity in November 2013, subject to acceleration upon certain specified events of default, including but not limited to: delinquent payments, bankruptcy filings, breaches of representation or covenants, material adverse judgments, guarantees or security documents not in full effect, non-compliance with the Employee Retirement Income Security Act of 1974, defaults under other agreements including existing credit agreements, such as our 2007 Credit Agreement, and a change in control.  In addition, the 2008 Credit Agreement contains a number of limitations on our ability to: incur liens; merge, consolidate or sell assets; pay cash dividends; incur additional indebtedness; make advances, investments or loans; and transact with affiliates.

The 2008 Credit Agreement requires a mandatory quarterly commitment reduction of  $7 million beginning at the earlier of three months after delivery of either semisubmersible drilling unit currently under construction or December 31, 2011.  The commitment under this facility may be increased up to  $20 million for a total commitment of  $300 million.  Loans under the 2008 Credit Agreement will bear interest at 1.50% over the Eurodollar Rate.  The collateral for the 2008 Credit Agreement consists primarily of preferred mortgages on three of our drilling units (the Atwood Falcon, the Atwood Southern Cross, and the Atwood Aurora).  Under the 2008 Credit Agreement, we are required to pay a fee of 0.75% per annum on the unused portion of the credit facility and certain other administrative costs. As of September 30, 2010, we have approximately  $230 million of funds available to borrow under this credit facility, with standby letters of credit in the aggregate amount of approximately  $1.4 million outstanding.

The 2008 Credit Agreement and the 2007 Credit Agreement contain various financial covenants that, among other things, require the maintenance of a leverage ratio, not to exceed 5.0 to 1.0, an interest expense coverage ratio not to be less than 2.5 to 1.0 and a required level of collateral maintenance whereby the aggregate appraised collateral value shall not be less than 150% of the total credit facility commitment.  As of September 30, 2010, our leverage ratio was 0.14, our interest expense coverage ratio was 61.3 and our collateral maintenance percentage was in excess of 150%.  We were in compliance with all financial covenants under the 2008 Credit Agreement and the 2007 Credit Agreement at September 30, 2010 and at all times during the year ended September 30, 2010.  Subsequent to September 30, 2010, we borrowed an additional  $70 million under the 2008 Credit Agreement, bringing the total amount outstanding under that agreement to  $120 million as of November 22, 2010.  No additional funds have been borrowed under the 2007 Credit Agreement subsequent to September 30, 2010.

INCOME TAXES	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
INCOME TAXES
NOTE 6 - INCOME TAXES

Domestic and foreign income before income taxes for the three-year period ended September 30, 2010, is as follows (in thousands):

	Fiscal 2010	Fiscal 2009	Fiscal 2008
Domestic income (loss)	$(24,550)	$(9,492)	$(6,480)
Foreign income	344,529	305,923	251,255
	$319,979	$296,431	$244,775

The provision (benefit) for domestic and foreign taxes on income consists of the following (in thousands):

	Fiscal 2010	Fiscal 2009	Fiscal 2008
Current - domestic	$(34)	$160	$209
Deferred - domestic	6,813	(4,335)	(3,555)
Current - foreign	58,218	50,052	32,893
Deferred - foreign	(2,014)	(191)	(210)
	$62,983	$45,686	$29,337

The components of the deferred income tax assets (liabilities) as of September 30, 2010 and 2009 are as follows (in thousands):

	September 30,
	2010	2009
Deferred tax assets -
Net operating loss carryforwards	$10,089	$3,197
Tax credit carryforwards	730	730
Stock option compensation expense	6,298	4,498
Book accruals	3,157	2,341
	20,274	10,766
Deferred tax liabilities -
Difference in book and tax basis of equipment	(13,935)	(16,083)
	(13,935)	(16,083)

Net deferred tax assets (liabilities) before valuation allowance	6,339	(5,317)
Valuation allowance	(17,184)	(730)
	$(10,845)	$(6,047)

Net current deferred tax assets	$-	$35
Net noncurrent deferred tax liabilities	(10,845)	(6,082)
	$(10,845)	$(6,047)

During the current fiscal year, we recorded a valuation allowance of  $16.5 million on deferred tax assets primarily related to our United States net operating loss carryforward.  The gross amount of federal net operating loss carryforwards as of September 30, 2010 is estimated to be  $60.7 million, which will begin to expire in 2028.  Management does not expect that the tax credit carryforward of  $0.7 million will be utilized to offset future tax obligations before the credits begin to expire in 2012.  Thus, a corresponding  $0.7 million valuation allowance is recorded as of September 30, 2010.

We have approximately  $11.3 million of windfall tax benefits from stock option exercises that have not been recorded as of September, 30, 2010.  Under ASC 718 this amount will not be reclassed or recorded until the deduction reduces our United States income taxes payable.  At such time, the amount will be recorded as an increase to paid-in-capital.  We apply the with-and-without approach when utilizing certain tax attributes whereby windfall tax benefits are used last to offset taxable income.

We do not record federal income taxes on the undistributed earnings of our foreign subsidiaries that we consider to be permanently reinvested in foreign operations. The cumulative amount of such undistributed earnings was approximately  $804 million at September 30, 2010. It is not practicable to estimate the amount of any deferred tax liability associated with the undistributed earnings.  If these earnings were to be remitted to us, any United States income taxes payable would be substantially reduced by foreign tax credits generated by the repatriation of the earnings.  Such foreign tax credits totaled approximately  $186 million at September 30, 2010.

We adopted the provision of ASC 740-10-05-5, Accounting for Uncertain Tax Positions, on October 1, 2007.  As a result of the implementation of this provision, we recognized an approximate  $1.5 million increase in the long-term liability for uncertain tax positions, which was accounted for as a reduction to the October 1, 2007 balance of retained earnings.  After adoption, we had  $3.7 million of reserves for uncertain tax positions, including estimated accrued interest and penalties of  $1.7 million as of October 1, 2007, which are included as Other Long Term Liabilities in the Consolidated Balance Sheet.

We record estimated accrued interest and penalties related to uncertain tax positions in income tax expense.  At September 30, 2010, we had approximately  $10.0 million of reserves for uncertain tax positions, including estimated accrued interest and penalties of  $1.9 million, which are included in Other Long Term Liabilities in the Consolidated Balance Sheet.  All  $10.0 million of the net uncertain tax liabilities would affect the effective tax rate if recognized.  A summary of activity related to the net uncertain tax positions including penalties and interest for fiscal year 2010 is as follows:

Liability for Uncertain
Tax Positions
Balance at October 1, 2009	$4,947
Increases based on tax positions related to prior fiscal years	2,494
Increases based on tax positions related to current fiscal year	2,527
Balance at September 30, 2010	$9,968

Our United States tax returns for fiscal year 2006 and subsequent years remain subject to examination by tax authorities.  As we conduct business globally, we have various tax years remaining open to examination in our international tax jurisdictions.   We do not anticipate that any tax contingencies resolved during the next 12 months will have a material impact on our consolidated financial position, results of operations or cash flows.

As a result of working in foreign jurisdictions, we earned a high level of operating income in certain nontaxable and deemed profit tax jurisdictions, which significantly reduced our effective tax rate for fiscal years 2010, 2009 and 2008 when compared to the United States statutory rate.  There were no significant transactions that materially impacted our effective tax for fiscal years 2010, 2009 or 2008. The differences between the United States statutory and our effective income tax rate are as follows:

	Fiscal	Fiscal	Fiscal
	2010	2009	2008
Statutory income tax rate	35%	35%	35%
Resolution of prior period tax items	1	(1)	-
Increase in tax rate resulting from -
Valuation allowance	2
Decrease in tax rate resulting from -
Foreign tax rate differentials, net of foreign tax credit utilization	(18)	(19)	(23)
Effective income tax rate	20%	15%	12%

CAPITAL STOCK	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
CAPITAL STOCK
NOTE 7 - CAPITAL STOCK

Preferred Stock

In 1975, 1,000,000 shares of preferred stock with no par value were authorized.  In October 2002, we designated Series A Junior Participating Preferred Stock.  No preferred shares have been issued.

Common Stock

      On June 11, 2008, our board of directors declared a two-for-one stock split of our common stock effected in the form of a 100% common stock dividend. All shareholders of record at the close of business on June 27, 2008 (the Record Date), were entitled to receive on the distribution date, July 11, 2008 (the Distribution Date), one additional share of common stock for each share held on the Record Date. The additional shares of common stock were distributed in the form of a 100% common stock dividend on the Distribution Date. All share and per share amounts in the accompanying consolidated financial statements and related notes have been adjusted to reflect the stock split for all periods presented.

Rights Agreement

In September 2002, we authorized and declared a dividend of one Right (as defined in Rights Agreement effective October 18, 2002, which governs the Rights) for each outstanding share of common stock as of November 5, 2002, subject to lender approval and consent, which was obtained.  One Right will also be associated with each share of common stock that becomes outstanding after November 5, 2002, but before the earliest of the Distribution Date, the Redemption Date and the Final Expiration Date (each as defined in Rights Agreement).  The Rights are not exercisable until a person or group of affiliated or associated persons begin to acquire or acquires beneficial ownership of 15 percent or more of our outstanding common stock.  This provision does not apply to shareholders already holding 15 percent or more of our outstanding common stock as of November 5, 2002, until they acquire an additional 5 percent.

In connection with our 2008 stock split, and in accordance with the Rights Agreement, we decreased from one two-thousandth to one four-thousandth of a share the number of shares of our Series A Junior Participating Preferred Stock, no par value, purchasable at a price of  $150 upon the exercise of each Right, when exercisable.  The redemption price of the Rights was also decreased from  $0.005 to  $0.0025 in connection with the stock split.  The Rights are subject to further adjustment for certain future events including any future stock splits.  The Rights will expire on November 5, 2012.  At September 30, 2010, 500,000 preferred shares have been reserved for issuance in the event that Rights are exercised.

RETIREMENT PLANS	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
RETIREMENT PLANS
NOTE 8 - RETIREMENT PLANS

We have two contributory retirement plans (the Plans) under which qualified participants may make contributions, which together with our contributions, can be up to 100% of their compensation, as defined, to a maximum of  $49,000.  First of month following date of hire, an employee can elect to become a participant in a Plan.  Participants must contribute from 1 to 5 percent of their earnings as a required contribution (the basic contribution) to receive the Company match which is equal to twice the basic contributions.  Our contributions vest 100% to each participant after three years of service with us including any period of ineligibility mandated by the Plans.  If a participant terminates employment before becoming fully vested, the unvested portion is credited to our account and can be used only to offset our future contribution requirements.  During fiscal year 2010,  $0.3 million of forfeitures were utilized to reduce our cash contribution requirements while none were used in fiscal years 2009 and 2008.  In fiscal years 2010, 2009 and 2008, our actual cash contributions totaled approximately  $5.2 million,  $4.9 million and  $4.3 million, respectively.  As of September 30, 2010, there were approximately  $0.1 million of contribution forfeitures, which can be utilized to reduce our future cash contribution requirements.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 9 - FAIR VALUE OF FINANCIAL INSTRUMENTS

On October 1, 2008, we adopted, without any impact to our financial position, operating results or cash flows, the provisions of ASC 820, for our financial assets and liabilities with respect to which we have recognized or disclosed at fair value on a recurring basis.  At September 30, 2010, the carrying amounts of our cash and cash equivalents, receivables and payables approximated their fair values due to the short maturity of such financial instruments. The carrying amount of our floating-rate debt approximated its fair value at September 30, 2010, as such instruments bear short-term, market-based interest rates.

CONCENTRATION OF MARKET AND CREDIT RISK	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
CONCENTRATION OF MARKET AND CREDIT RISK
NOTE 10 - CONCENTRATION OF MARKET AND CREDIT RISK

All of our customers are in the oil and gas offshore exploration and production industry.  This industry concentration has the potential to impact our overall exposure to market and credit risks, either positively or negatively, in that our customers could be affected by similar changes in economic, industry or other conditions.  However, we believe that the credit risk posed by this industry concentration is offset by the creditworthiness of our customer base.

Revenues from significant customers from the prior three fiscal years are as follows (in thousands):

	Fiscal 2010	Fiscal 2009	Fiscal 2008

Kosmos Energy Ghana Inc.	$90,936	$-	$-
Sarawak Shell Bhd.	84,617	81,538	78,988
Chevron Australia	81,577	-	-
Noble Energy Mediterranean, Ltd.	-	149,603	-
Woodside Energy Ltd.	-	114,637	37,542
Chevron Overseas Petroleum	-	39,720	56,712
ENI Spa AGIP Exploration & Production Division	-	-	83,308
Petronas Carigali Sdn Bhd	-	-	60,182
BHP Billiton Petoleum Pty. Ltd.	-	-	34,431

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 11 - COMMITMENTS AND CONTINGENCIES

Operating Leases

Future minimum lease payments for operating leases for fiscal years ending September 30 are as follows (in thousands):

2011	$1,113
2012	$1,040
2013	$1,040
2014	$1,040
2015	$0

Total rent expense under operating leases was approximately  $4.8 million,  $4.1 million and  $4.8 million for fiscal years ended September 30, 2010, 2009, and 2008, respectively.

Litigation

We are party to a number of lawsuits which are ordinary, routine litigation incidental to our business, the outcome of which, individually, or in the aggregate, is not expected to have a material adverse effect on our financial position, results of operations or cash flows.

Other Matters

The Atwood Beacon operated in India from early December 2006 to the end of July 2008. A service tax was enacted in 2004 on revenues derived from seismic and exploration activities. This service tax law was subsequently amended in June 2007 and again in May 2008 to state that revenues derived from mining services and drilling services were specifically subject to this service tax.  The Atwood Beacon contract terms with our customer in India provided that any liability incurred by us related to any taxes pursuant to laws not in effect at the time the contract was executed in 2005 was to be reimbursed by our customer.  In our opinion, which is supported by our legal and tax advisors, any such service taxes assessed by the Indian tax authorities under either provision of the 2007 or 2008 amendments would be the obligation of our customer. Our customer is disputing this obligation on the basis, in their opinion, that revenues derived from drilling services were taxable under the initial 2004 law, which, based on our contract terms, would provide that the service tax is our obligation.

After reviewing the status of the drilling service we provided to our customer, the Indian tax authorities assessed service tax obligations on revenues derived from the Atwood Beacon commencing on June 1, 2007.  The relevant Indian tax authority issued an extensive written ruling on this matter setting forth the application of the June 1, 2007 service tax regulation and confirming the position that the drilling services were not covered by the original 2004 service tax law.  Therefore, as the Indian tax authority's service tax assessments were made under the provision of the 2007 amendment to the service tax law and not pursuant to a law in effect at the time we executed the Atwood Beacon contract, we believe our customer is obligated under the terms of our contract to reimburse us for all service tax payments.  The ruling of the Indian tax authority, in favor of the application of the June 2007 service tax law, is currently subject to the review of the Tax Appeal Tribunal.

As of September 30, 2010, we have paid to the Indian government  $10.1 million in service taxes and have accrued  $1.7 million of additional service tax obligations in accrued liabilities, for a total of  $11.8 million relating to service taxes. We have recorded a corresponding  $15.8 million long-term other receivable due from our customer for (a) such  $11.8 million relating to service taxes and (b) approximately  $4.0 million of accounts receivable related to revenues earned during fiscal year 2009 under the subject contract.  We plan to pursue all options available to us to collect this other receivable from our customer for such service taxes, including amounts of accounts receivable due from the customer.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
NOTE 12 - RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update ("ASU") 2010-01.  The provisions of this update clarify Accounting Standards Codification ("ASC") 505, "Equity" and ASC 260, "Earnings Per Share". The provisions of this update provide that the stock portion of a distribution to shareholders that allows them to elect to receive cash or stock with a potential limitation on the total amount of cash that all shareholders can elect to receive in the aggregate is considered a share issuance reflected in earnings per share prospectively and is not a stock dividend for purposes of applying ASC 505 and 260  ASU 2010-01is effective for interim and annual reports ending on or after December 15, 2009, and should be applied on a retrospective basis. We adopted the amendments in this update as of October 1, 2009 with no impact to our equity balance or earnings per share calculations.

Also in January 2010, the FASB issued ASU 2010-02.  The provision of this update clarify ASC Subtopic 810-10, "Non-Controlling Interests in Consolidated Financial Statements" to clarify the scope of the decrease in ownership provisions of the original guidance.  The scope of decreases in ownership provisions of the Subtopic applies to (i) a subsidiary or group of assets that is a business or nonprofit activity, (ii) a subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture, (iii) an exchange of a group that constitutes a business or nonprofit activity for a noncontrolling interest in an entity (including an equity method investee or joint venture). The provision also clarifies that the decrease in ownership does not apply to the following transactions even if they involve businesses: (i) sales of in substance real estate or (ii) conveyances of oil and gas mineral rights. This statement is effective for interim or annual financial periods ending after December 15, 2009, and shall be applied prospectively. We adopted the amendments in this update on October 1, 2010, with no material impact on our consolidated or combined financial statements.

Also in January 2010, the FASB issued ASU 2010-06.  The provisions of this update require new disclosures and clarify existing disclosures for ASC 820, "Fair Value Measurements and Disclosures" to provide additional information and clarity regarding classes of assets and liabilities, valuation techniques and activities in certain levels regarding to Fair Value Measurement.  ASU 2010-06 is effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures regarding purchases, sales, issuances and settlements in the roll forward of activity in level 3 fair value measurements, which is effective for fiscal years beginning after December 15, 2010. We adopted the amendments in this update on January 1, 2010, with no significant changes to the disclosures in our financial statements.

In May 2009, the FASB issued Accounting Standards Codification (ASC) Subtopic 855-10, "Subsequent Events".  The provisions of ASC 855-10 establishes (i) the period after the balance sheet date during which management shall evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements; (ii) the circumstances under which an entity shall recognize events or transactions that occurred after the balance sheet date.  This statement is effective for interim or annual financial periods ending after June 15, 2009, and shall be applied prospectively.  We adopted this provision effective April 1, 2009, with no material impact on our consolidated or combined financial statements. On February 24, 2010 the FASB amended ASC Subtopic 855-10 to eliminate the requirement to disclose the date through which subsequent events have been evaluated, but does not prohibit the disclosure.

In December 2007, the FASB issued ASC 805, "Business Combinations".  ASC 805 retains the fundamental requirement that the acquisition method be used for all business combinations and expands the same method of accounting to all transactions and other events in which one entity obtains control over one of more other businesses or assets at the acquisition date and in subsequent periods.  ASC 805 requires measurement at the acquisition date of the fair value of assets acquired, liabilities assumed and non-controlling interest.  Additionally, ASC 805 requires that acquisition-related costs, including restructuring costs, be recognized separately from the acquisition.  ASC 805 applies prospectively to business combinations for fiscal years beginning after December 15, 2008.  We adopted this provision effective October 1, 2009 with no material impact on our consolidated or combined financial statements..

Also in December 2007, the FASB issued ASC Subtopic 810-10-65, "Non-controlling Interests in Consolidated Financial Statements".  The provisions of ASC 810-10-65 establish the accounting and reporting standards for a non-controlling interest in a subsidiary and for the deconsolidation of a subsidiary.  The guidance clarifies that a non-controlling interest in a subsidiary is an ownership interest in the consolidated entity that should be reported as equity in the consolidated financial statements.  This provision requires retroactive adoption of the presentation and disclosure requirements for existing minority interests and applies prospectively to business combinations for fiscal years beginning after December 15, 2008.  We adopted this provision effective October 1, 2009 with no material impact on our consolidated or combined financial statements.

OPERATIONS BY GEOGRAPHIC AREA	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
OPERATIONS BY GEOGRAPHIC AREA
NOTE 13 - OPERATIONS BY GEOGRAPHIC AREAS

We report our offshore contract drilling operation as a single reportable segment: Offshore Contract Drilling Services.  The consolidation of our offshore contract drilling operations into one reportable segment is attributable to how we manage our business, and the fact that all of our drilling fleet is dependent upon the worldwide oil industry.  The mobile offshore drilling units and related equipment comprising our offshore rig fleet operate in a single, global market for contract drilling services and are often redeployed globally due to changing demands of our customers, which consist largely of major non-U.S. oil and gas exploration companies throughout the world.  Our offshore contract drilling services segment currently conducts offshore contract drilling operations offshore Southeast Asia, offshore Africa, offshore Australia, offshore South America, and the Mediterranean Sea.

The accounting policies of our reportable segment are the same as those described in the summary of significant accounting policies (see Note 2).  We evaluate the performance of our operating segment based on revenues from external customers and segment profit.  A summary of revenues and operating margin for the fiscal years ended September 30, 2010, 2009 and 2008 and identifiable assets by geographic areas as of September 30, 2010, 2009 and 2008 is as follows (in thousands):

	Fiscal 2010	Fiscal 2009	Fiscal 2008
REVENUES:
United States	$10,065	$19,055	$16,096
Southeast Asia & India	188,180	162,888	182,503
Mediterranean & Black Sea	46,622	169,828	141,414
Africa	271,583	89,601	98,188
Australia	134,112	145,135	88,403
	$650,562	$586,507	$526,604

OPERATING INCOME (EXPENSE):
United States	$(12,204)	$48,535	$(1,891)
Southeast Asia & India	132,192	42,025	108,030
Mediterranean & Black Sea	15,931	141,133	103,934
Africa	154,298	14,301	35,336
Australia	72,743	84,087	30,172
Corporate general and administrative expenses	(40,620)	(31,639)	(30,975)
	$322,340	$298,442	$244,606

TOTAL ASSETS:
United States	$90,496	$61,982	$208,597
Southeast Asia & India	974,050	750,141	491,059
Mediterranean & Black Sea	239,017	225,332	78,492
Africa	230,677	238,700	110,629
Australia	154,055	192,330	152,031
Other	36,145	40,917	55,789
	$1,724,440	$1,509,402	$1,096,597

QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)
NOTE 14 - QUARTERLY FINANCIAL DATA (UNAUDITED)

Summarized quarterly results for fiscal years 2010 and 2009 are as follows (in thousands, except per share amounts):

	QUARTERS ENDED (1)

	December 31	March 31	June 30	September 30
Fiscal 2010
Revenues	$164,243	$159,069	$166,637	$160,613
Income before income taxes	81,255	77,018	84,847	76,859
Net income	66,984	66,755	58,994	64,229
Earnings per common share -
Basic	1.04	1.04	0.92	1.00
Diluted	1.03	1.03	0.91	0.99

Fiscal 2009
Revenues	$165,504	$140,652	$149,307	$131,044
Income before income taxes	91,716	71,533	73,744	59,438
Net income	78,363	56,427	67,671	48,284
Earnings per common share -
Basic	1.22	0.88	1.05	0.75
Diluted	1.22	0.88	1.05	0.75

(1)
The sum of the individual quarterly net income per common share amounts may not agree with year-to-date net income per common share as each quarterly computation is based on the weighted average number of common shares outstanding during that period.

Document Information	12 Months Ended
Sep. 30, 2010
Document Type	10-K
Amendment Flag	false
Document Period End Date	2010-09-30

Entity Information (USD $)	12 Months Ended
	Sep. 30, 2010	Nov. 22, 2010	Mar. 31, 2010
Entity Registrant Name	ATWOOD OCEANICS INC
Entity Central Index Key	0000008411
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 2,230,000,000
Entity Common Stock, Shares Outstanding		64,470,915
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY